Schedule of Additional Information About USDC (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Digital Asset
Opening balance
Collection from isuance of new shares	5,000,000
Ending balance	$ 5,000,000